Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings
Short-Term Borrowings

Note 17.  Short-Term Borrowings

	December 31,	December 31,
	2022	2023

	(in thousands)
Secured borrowings	$369,300	453,000
Unused credit lines	$323,212	206,483
Interest rate-secured borrowings	0.35%~1.78%	0.3%~0.35%

As of December 31, 2022 and 2023, cash and time deposits totaling $369,300 thousand and $453,000 thousand are pledged as collateral, respectively.

As of December 31, 2023, unused credit lines will expire between February 2024 and October 2024. Among the unused credit lines, $27,244 thousand will expire before the end of March 2024, and $127,000 thousand belonging to the parent company, Himax Technologies, Inc., needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2022	$—	151,400
Change from financing activities:
Proceeds from borrowings	—	1,212,700
Repayments of borrowings	—	(994,800)
Total changes from financing activities	—	217,900
December 31,2022	—	369,300
Change from financing activities:
Proceeds from borrowings	47,226	1,383,300
Repayments of borrowings	(47,226)	(1,299,600)
Total changes from financing activities	—	83,700
December 31,2023	$—	453,000